Note 23 - Shareholders' Equity - PSU Plan Transactions (Details) - Performance share units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance, January 1	1,862,267	1,918,784
Granted	545,898	695,048
Exercised	(748,593)	(538,752)
Forfeited	(282,164)	(212,813)
Balance, December 31	1,377,408	1,862,267